Stock-Based Compensation - Option Activity (Details) - Stock options $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Oct. 29, 2017 USD ($) $ / shares shares
Stock-Based Compensation
Vesting period	4 years
Stock option expiration period	10 years
Shares
Outstanding at the beginning of the period (in shares) | shares	31,998
Granted (in shares) | shares	2,360
Exercised (in shares) | shares	3,619
Forfeited (in shares) | shares	54
Outstanding at the end of the period (in shares) | shares	30,685
Exercisable at the end of the period (in shares) | shares	24,544
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 16.05
Granted (in dollars per share) | $ / shares	33.58
Exercised (in dollars per share) | $ / shares	10.29
Forfeited (in dollars per share) | $ / shares	16.86
Outstanding at the end of the period (in dollars per share) | $ / shares	18.08
Exercisable at the end of period (in dollars per share) | $ / shares	$ 14.65
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period	4 years 7 months 6 days
Exercisable at the end of period	3 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period | $	$ 401,823
Exercisable at the end of period | $	$ 390,319